Schedule of Investments

November 30, 2023

(Unaudited)

	Principal
	Amount	Value

Asset-Backed Securities–118.53%(a)
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 7.09% (1 mo. Term SOFR + 1.76%), 09/15/2024(b)(c)	$2,750,000	$2,635,464

Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class AS, 4.35%, 01/10/2024	5,000,000	4,961,369

Series 2014-GC19, Class D, 5.23%, 02/10/2024(b)(d)(e)	500,000	453,099

Series 2014-GC19, Class XA, IO, 1.12%, 01/10/2024(d)(f)	15,314,264	446

Series 2014-GC23, Class D, 4.63%, 07/10/2024(b)(d)(e)	3,000,000	2,580,676

Commercial Mortgage Trust,
Series 2013-CR13, Class D, 5.16%, 12/10/2023(b)(d)(e)	3,250,000	2,185,625

Series 2014-CR14, Class C, 4.67%, 01/10/2024(d)(e)	1,000,000	790,681

Series 2014-CR19, Class C, 4.78%, 08/10/2024(d)(e)	3,000,000	2,764,146

Series 2014-CR19, Class D, 4.78%, 08/10/2024(b)(d)(e)	4,000,000	3,435,906

Series 2014-LC15, Class XA, IO, 1.19%, 01/10/2024(d)(f)	24,711,750	771

Series 2014-UBS4, Class C, IO, 4.80%, 07/10/2024(d)(f)	3,000,000	1,991,950

Series 2014-UBS4, Class XD, IO, 1.12%, 06/10/2024(b)(f)	22,780,179	99,429

Series 2014-UBS5, Class D, 3.50%, 09/10/2024(b)(d)	4,500,000	3,012,822

Series 2014-UBS6, Class C, 4.58%, 12/10/2024(d)(e)	1,287,000	1,090,956

Series 2014-UBS6, Class D, 4.08%, 12/10/2024(b)(d)(e)	5,000,000	4,042,619

Series 2015-CR22, Class D, 4.20%, 03/10/2025(b)(e)	4,000,000	3,130,254

Series 2015-CR23, Class C, 4.43%, 04/10/2025(e)	3,060,000	2,711,800

CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class E, 3.35%, 11/15/2027(b)(e)	4,000,000	1,658,710

DBJPM Mortgage Trust, Series 2017-C6, Class D, 3.32%, 06/10/2027(b)(d)(e)	3,500,000	1,936,063

FREMF Mortgage Trust,
Series 2016-K57, Class C, 4.05%, 08/25/2026(b)(e)	3,000,000	2,833,422

Series 2017-K71, Class C, 3.88%, 11/25/2027(b)(e)	3,000,000	2,753,996

Series 2017-KF41, Class B, 7.93% (30 Day Average SOFR + 2.61%), 11/25/2024(b)(c)	912,120	897,490

GS Mortgage Securities Trust, Series 2015-GC30, Class C, 4.20%, 05/10/2025(d)(e)	3,398,000	2,690,991

Hilton USA Trust, Series 2016-SFP, Class F, 6.16%, 01/05/2024(b)	3,000,000	94,710

	Principal
	Amount	Value

JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class D, 4.09%, 12/15/2023(d)(e)	$500,000	$388,612

Series 2014-C19, Class B, 4.39%, 04/15/2024(e)	2,500,000	2,425,182

Series 2014-C22, Class D, 4.71%, 08/15/2024(b)(d)(e)	3,500,000	2,297,996

Series 2014-C23, Class D, 4.13%, 10/15/2024(b)(d)(e)	3,500,000	2,982,051

Series 2014-C26, Class D, 4.01%, 12/15/2024(b)(d)(e)	4,954,000	3,950,212

Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class D, 3.25%, 12/15/2024(b)(d)	4,000,000	3,255,977

Series 2015-C22, Class D, 4.34%, 04/15/2025(b)(d)(e)	4,379,676	2,766,600

Series 2015-C24, Class D, 3.26%, 07/15/2025(b)(d)	1,300,000	1,070,644

Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 02/15/2026(b)(d)	3,532,000	2,572,488

Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(b)(d)(e)	3,500,000	2,950,452

Series 2015-NXS2, Class D, 4.42%, 07/15/2025(d)(e)	1,000,000	792,993

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class D, 4.59%, 02/15/2024(b)(d)(e)	3,500,000	2,827,321

Total Asset-Backed Securities (Cost $98,616,873)		77,033,923

	Shares
Preferred Stocks–12.51%
Mortgage REITs–12.51%
New York Mortgage Trust, Inc., 8.00%, Series D, Pfd.(g)	100,000	1,982,000

PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.	97,000	2,157,280

Two Harbors Investment Corp., 7.63%, Series B, Pfd.(g)	98,000	2,020,760

Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	96,000	1,973,760

Total Preferred Stocks (Cost $9,648,493)		8,133,800

	Principal
	Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.44%
Freddie Mac Multifamily Structured Pass-Through Ctfs., Series 2017- K041,Class X1, IO, 2.76%, 08/25/2024 (Cost $254,337)(d)(f)	$83,815,818	284,924

	Shares
Money Market Funds–8.64%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(h)(i)	1,964,614	1,964,614

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(h)(i)	1,403,114	1,403,816

See accompanying notes which are an integral part of this schedule.

Invesco High Income 2024 Target Term Fund

Shares		Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.28%(h)(i)	2,245,274	$2,245,274

Total Money Market Funds (Cost $5,613,150)		5,613,704

TOTAL INVESTMENTS IN SECURITIES–140.12% (Cost $114,132,853)		91,066,351

REVERSE REPURCHASE AGREEMENTS–(41.54)%		(27,000,000)

OTHER ASSETS LESS LIABILITIES–1.42%		925,904

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$64,992,255

Investment Abbreviations:

Ctfs.	– Certificates
IO	– Interest Only
Pfd.	– Preferred
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)	Maturity date reflects the anticipated repayment date.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $56,424,026, which represented 86.82% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount

Wells Fargo Bank, N.A.	$27,000,000	$(27,000,000)	$–

*	Amount does not include excess collateral pledged.

(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(f)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2023.

(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,793,296	$1,592,579	$(1,421,261)	$-	$-	$1,964,614	$77,206
Invesco Liquid Assets Portfolio, Institutional Class	1,280,994	1,137,557	(1,015,187)	450	2	1,403,816	52,022
Invesco Treasury Portfolio, Institutional Class	2,049,481	1,820,091	(1,624,298)	-	-	2,245,274	81,178
Total	$5,123,771	$4,550,227	$(4,060,746)	$450	$2	$5,613,704	$210,406

(i)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.

Open Over-The-Counter Credit Default Swap Agreements(a)

Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)

Credit Risk

J.P. Morgan Chase Bank, N.A.	Markit CMBX North America BBB - Index Series 8, Version 1	Sell	3.00%	Monthly	10/15/2057	25.453%	USD 8,400,000	$(154,010)	$(1,371,563)	$(1,217,553)

See accompanying notes which are an integral part of this schedule.

Invesco High Income 2024 Target Term Fund

(a)	Open Over-The-Counter Swap Agreements collateralized by $1,670,000 cash held with J.P. Morgan Chase Bank, N.A., the Counterparty.
(b)

Implied credit spreads represent the current level, as of November 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Interest Rate Risk
Morgan Stanley & Co International PLC	Receive	1 Month Term SOFR	Monthly	(2.85)%	Monthly	11/29/2024	USD 15,600,000	$216,238	$341,085	$124,847

Abbreviations:

SOFR	–Secured Overnight Financing Rate
USD	–U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Income 2024 Target Term Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Asset-Backed Securities	$–	$77,033,923	$–	$77,033,923

Preferred Stocks	8,133,800	–	–	8,133,800

U.S. Government Sponsored Agency Mortgage-Backed Securities	–	284,924	–	284,924

Money Market Funds	5,613,704	–	–	5,613,704

Total Investments in Securities	13,747,504	77,318,847	–	91,066,351

Other Investments - Assets*

Swap Agreements	–	124,847	–	124,847

Other Investments - Liabilities*

Swap Agreements	–	(1,217,553)	–	(1,217,553)

Total Other Investments	–	(1,092,706)	–	(1,092,706)

Reverse Repurchase Agreements	–	(27,000,000)	–	(27,000,000)

Total Investments	$13,747,504	$49,226,141	$–	$62,973,645

*	Unrealized appreciation (depreciation).

Invesco High Income 2024 Target Term Fund